TAXATION (Tables)	6 Months Ended
Jun. 30, 2021
TAXATION
Schedule of Significant Components of Provision for Income Taxes on Earnings

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Current:
PRC	1,872	2,506
U.S.	690	2,771
Deferred:
PRC	869	(386)
U.S.	(276)	(3,268)
Provision for income tax expenses	3,155	1,623

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes

	Six months ended June 30,
	2021	2020
	%	%
	Unaudited	Unaudited
PRC statutory income tax rate	25%	25%
Impact of different tax rates in other jurisdictions	(196)%	0%
Tax effect of preferential tax rate for small enterprises	15%	28%
Tax effect of non-deductible expenses	48%	8%
Tax effect of non-taxable income	(281)%	(3)%
Tax effect of tax-exempt entities	548%	(24)%
Tax effect of deemed profit	0%	1%
Deferred tax effect of tax rate change	54%	7%
Changes in valuation allowance	(182)%	(27)%
Effective tax rate	31%	15%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Unrecognized tax benefits	34,322	34,763